Share-based compensation (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation
Share-based compensation	SFr 1,178,344	SFr 1,176,413	SFr 1,685,965
Research and development expense
Share-based compensation
Share-based compensation	467,812	354,934	433,536
General and administration expense
Share-based compensation
Share-based compensation	710,532	821,479	1,252,429
Equity sharing certificate plan
Share-based compensation
Share-based compensation	4,476	14,644	37,776
Share purchase plan
Share-based compensation
Share-based compensation	23,498	49,813	45,593
Share option plans
Share-based compensation
Share-based compensation	SFr 1,150,370	SFr 1,111,956	SFr 1,602,596